Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.4%
Alabama — 5.6%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D, Refunding	5.000%	8/1/35	$500,000	$532,879 (a)(b)
Series D, Refunding	5.000%	8/1/35	250,000	265,888
Series D-1, Refunding	5.500%	2/1/29	200,000	209,881 (a)(b)
Series F	5.500%	12/1/28	750,000	783,800 (a)(b)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,096,804 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	102,592 (c)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	783,936
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	439,557 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	235,713 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	530,314
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	350,000	363,381 (a)(b)
Total Alabama				5,344,745
Arizona — 3.7%
Arizona State IDA, Education Revenue, Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	505,113
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,010,601 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	253,045 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	761,908 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	401,596
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	524,327
Total Arizona				3,456,590
Arkansas — 0.2%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	200,000	205,272 (c)
California — 9.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,253
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	200,944
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	202,423 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,265,116 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	522,542 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	350,000	365,009 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,860,599 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	500,000	548,663
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	800,000	867,283 (a)(b)
California State MFA Revenue:
San Francisco Municipal Transportation Agency Potrero Yard Modernization Project, Series A	5.500%	9/1/60	500,000	539,294
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	$100,000	$102,820 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,400 (c)
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	75,651 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	57,152
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	35,000	36,853
Series B	6.125%	11/1/29	100,000	105,282
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	5.500%	9/1/48	250,000	257,360
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	400,000	400,834 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	100,000	100,806
Total California				8,660,284
Colorado — 2.1%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	319,992
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	158,671
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	154,774
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	49,324
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	99,996
C-470 Express Lanes	5.000%	12/31/51	230,000	229,033
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	550,752 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	400,000	432,959 (d)
Total Colorado				1,995,501
District of Columbia — 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,317
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	539,622 (c)
Total District of Columbia				614,939
Florida — 2.1%
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	100,000	89,131
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	204,100 (c)
Miami-Dade County, FL, EFA Revenue:
University of Miami, Series 2026	5.000%	4/1/37	100,000	113,649
University of Miami, Series 2026	5.000%	4/1/47	100,000	105,457
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	103,691 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	254,169
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	250,000	242,157
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	$500,000	$512,931
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	213,817
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2023	5.250%	5/1/54	165,000	166,081 (d)
Total Florida				2,005,183
Georgia — 0.4%
Georgia State Municipal Electric Authority, Power Revenue, Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	154,032
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series C	5.000%	9/1/30	250,000	265,784 (a)(b)
Total Georgia				419,816
Hawaii — 0.5%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	453,184
Illinois — 10.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	100,170
Series 2023	5.750%	4/1/48	750,000	784,935
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	509,241
Dedicated, Series H	5.000%	12/1/46	750,000	709,890
Series A	5.000%	12/1/40	1,100,000	1,098,448
Series C, Refunding, AG	5.000%	12/1/32	250,000	258,888
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,044,584
Series A	5.500%	1/1/35	385,000	396,585
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	260,516 (c)
TrIPS Obligated Group	5.000%	7/1/48	50,000	49,999 (c)
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	89,838
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	250,000	258,630 (a)(b)(c)(d)
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	262,955
Illinois State, GO:
Series A	5.000%	5/1/36	250,000	256,560
Series A, Refunding	5.000%	10/1/30	350,000	365,708
Series C	5.000%	12/1/41	1,250,000	1,324,031
Series D	5.000%	11/1/27	225,000	231,774
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	508,489
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	448,934
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	1,000,000	429,463
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	310,000	70,585
Total Illinois				9,460,223
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — 1.6%
Indiana State Finance Authority Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	$325,000	$325,837
Indiana University Health, Series A	4.000%	12/1/49	1,000,000	906,073
Marion General Hospital, Series A	4.000%	7/1/45	100,000	90,199
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	103,239
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse & Jail Project, Series A	4.000%	2/1/44	100,000	97,724
Total Indiana				1,523,072
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	87,415
Kentucky — 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	250,000	264,234 (a)(b)
Series C, Refunding	5.000%	5/1/36	1,000,000	1,063,492
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	481,020
Total Kentucky				1,808,746
Louisiana — 1.2%
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	524,612 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	600,000	602,123 (a)(b)
Total Louisiana				1,126,735
Maryland — 0.3%

Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	240,969
Massachusetts — 1.9%
Massachusetts State DFA Revenue:
Harvard University, Series A, Refunding	4.000%	2/15/36	200,000	216,405
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,034
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	1,500,000	1,575,089
Total Massachusetts				1,801,528
Michigan — 0.5%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	85,784
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	231,626
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	10,000	10,000
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,892 (c)
Total Michigan				428,302
Missouri — 0.1%

Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	50,765
Nebraska — 1.8%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,055,010
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	427,157
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nebraska — continued
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$250,000	$241,804
Total Nebraska				1,723,971
New Hampshire — 2.8%
National Finance Authority, NH, Revenue:
Public Private Development Corp. Lockhart Housing Project, Series A-1	5.000%	12/1/46	500,000	504,078
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,000,000	1,104,466
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,000,000	1,000,694
Total New Hampshire				2,609,238
New Jersey — 5.0%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	150,000	151,019 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	506,593 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	459,286
Transportation Program, Series BB	4.000%	6/15/36	500,000	503,856
Transportation Program, Series CC	4.125%	6/15/50	500,000	470,443
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	2,093,549
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	353,571
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	168,726
Series A, Refunding	5.250%	6/1/46	30,000	30,040
Total New Jersey				4,737,083
New Mexico — 0.6%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	500,000	533,772 (a)(b)
New York — 13.6%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	903,259
MTA, NY, Transportation Revenue, Series A-2	5.000%	5/15/30	335,000	359,060 (a)(b)
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	250,747
New York City, NY, HDC, MFH Revenue, Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	1,000,000	661,183
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	93,265
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	456,197
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	2,000,000	2,094,720
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	227,067
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	100,000	101,588
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,081 (d)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$75,000	$77,061 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,081 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	827,746 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	743,772 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	239,434 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,042,625 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	251,204 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	750,000	753,616 (c)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/40	300,000	286,345 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	200,000	204,692 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	500,000	481,302 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	200,000	132,676 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,045 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,009 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	749,996 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	188,822
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/49	635,000	571,269
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	949,169 (c)
Total New York				12,868,031
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	151,585
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,001
Total North Carolina				156,586
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	550,000	418,136
Ohio — 2.4%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	252,638
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$250,000	$199,900
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	96,701 (a)(b)(c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	227,122 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	459,283 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	100,759 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	515,601
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	253,690
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,024
Total Ohio				2,280,718
Oklahoma — 0.4%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	330,000	372,269 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	40,000	44,191 (c)
Total Oklahoma				416,460
Oregon — 0.2%

Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	187,374
Pennsylvania — 2.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	146,907
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,357
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	247,802
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	200,212 (a)(b)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	202,539
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,365,870 (c)
Philadelphia, PA, IDA Revenue:
Charter School, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	93,820 (d)
City Service Agreement, Rebuild Project	5.000%	5/1/35	250,000	258,178
Total Pennsylvania				2,565,685
Puerto Rico — 3.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,678 (d)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	174,578
Restructured, Series A-1	4.000%	7/1/37	760,000	751,281
Restructured, Series A-1	4.000%	7/1/41	100,000	95,309
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$43,000	$41,572
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	229,960
Restructured, Series A-1	4.550%	7/1/40	10,000	10,022
Restructured, Series A-1	4.750%	7/1/53	1,000,000	963,368
Restructured, Series A-1	5.000%	7/1/58	366,000	361,679
Restructured, Series A-2	4.329%	7/1/40	248,000	247,297
Total Puerto Rico				3,376,744
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	100,000	100,700
PRG - RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	100,000	100,356
Total Rhode Island				201,056
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.332%	3/1/31	250,000	259,240 (a)(b)
South Carolina State Jobs - EDA Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	237,505
International Paper Company Project, Series A, Refunding	3.950%	4/1/33	250,000	250,139 (c)
Total South Carolina				746,884
Tennessee — 3.5%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	461,616
Metropolitan Government of Nashville & Davidson County, TN, Health and Educational Facilities Board Revenue:
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/34	250,000	279,544
Vanderbilt University Medical Center, Series B, Refunding	5.000%	7/1/37	250,000	280,069
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/40	1,400,000	1,522,705 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	235,000	236,154
Series A-1, Refunding	5.000%	5/1/28	500,000	514,316 (a)(b)
Total Tennessee				3,294,404
Texas — 12.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	250,000	253,155 (d)
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,036
Austin, TX, Airport System Revenue, Series B, Refunding	5.000%	11/15/40	750,000	815,611 (c)
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	250,000	230,919
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,113,851
Dallas, TX, ISD, GO, Multi-Modal Unlimited Tax School Building Bonds, Series B, PSF - GTD	5.000%	2/15/30	500,000	534,079 (a)(b)
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	691,646
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	500,065
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	381,639 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	189,403
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Houston, TX, GO, Series A	4.125%	3/1/51	$300,000	$275,891
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	102,679 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	277,876 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	374,868 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	350,000	320,798
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	563,887
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	250,000	226,101
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	451,646
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	180,000	185,756 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	70,000	68,451
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	227,196
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,547
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	49,806
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	314,344 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	75,164
Texas State Transportation Commission GO, Highway Improvement, Series 2026, Refunding	5.000%	4/1/42	2,000,000	2,235,167
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	750,000	678,298
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	89,544
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	500,000	452,198
Total Texas				11,830,621
Utah — 1.0%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	254,203 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	222,742
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	201,544
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AG	4.000%	5/1/46	275,000	259,110
Total Utah				937,599
Virginia — 1.0%
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	4.750%	7/1/53	250,000	251,065
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	136,269 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	366,176 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Virginia — continued
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	$200,000	$202,450 (c)
Total Virginia				955,960
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	264,007 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	204,112
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	101,590
Total Washington				569,709
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	153,895 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	100,000	108,650 (a)(b)(c)(d)
Total West Virginia				262,545
Wisconsin — 0.9%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	252,845
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	50,484
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	100,000	100,470
Wisconsin State HEFA Revenue, Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	465,288
Total Wisconsin				869,087

Total Municipal Bonds (Cost — $91,162,519)				91,224,932
Municipal Bonds Deposited in Tender Option Bond Trusts(e) — 2.2%
New York — 2.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,051,775
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,046,809

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,056,347)				2,098,584
Total Investments before Short-Term Investments (Cost — $93,218,866)				93,323,516

Short-Term Investments — 1.2%
Municipal Bonds — 1.2%
Florida — 0.1%

Hillsborough County, FL, IDA Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.600%	11/1/38	100,000	100,000 (f)(g)
Massachusetts — 0.5%
Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.150%	7/1/46	200,000	200,000 (f)(g)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.270%	7/1/27	200,000	200,000 (f)(g)
Total Massachusetts				400,000
New York — 0.2%
New York City, NY, HDC, MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	1.550%	11/1/60	100,000	100,000 (f)(g)
New York State HFA Revenue, 363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.690%	11/1/32	100,000	100,000 (c)(f)(g)
Total New York				200,000
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — 0.3%

Philadelphia, PA, IDA Revenue, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.820%	7/1/54	$300,000	$300,000 (f)(g)
Wisconsin — 0.1%
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	1.420%	9/1/35	100,000	100,000 (c)(f)(g)

Total Short-Term Investments (Cost — $1,100,000)				1,100,000
Total Investments — 99.8% (Cost — $94,318,866)				94,423,516
TOB Floating Rate Notes — (1.2)%				(1,165,000)
Other Assets in Excess of Other Liabilities — 1.4%				1,394,573
Total Net Assets — 100.0%				$94,653,089

(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset SMASh Series TF Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$91,224,932	—	$91,224,932
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,098,584	—	2,098,584
Total Long-Term Investments	—	93,323,516	—	93,323,516
Short-Term Investments†	—	1,100,000	—	1,100,000
Total Investments	—	$94,423,516	—	$94,423,516

†	See Schedule of Investments for additional detailed categorizations.

Western Asset SMASh Series TF Fund 2026 Quarterly Report